Prepayment and other current assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepayment And Other Current Assets
Prepayments	$ 1,211,385	¥ 8,514,583	¥ 9,122,086
Other Receivables	213,947	1,503,790	549,493
Less: impairment losses	(291,657)	(2,050,000)
Prepayment and other current assets	$ 1,133,675	¥ 7,968,373	¥ 9,671,579